April 2, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:   Ms. Patsy Mengiste
        Document Control - EDGAR

Re:          AXP Market Advantage Series, Inc.
                AXP Blue Chip Advantage Fund
                AXP S&P 500 Index Fund
                AXP Mid Cap Index Fund
                AXP Small Company Index Fund
             File No. 33-30770/811-5897

Dear Ms. Mengiste:

Registrant certifies that the form of prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,



/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel